SCHEDULE OF PRINCIPAL PAYMENTS OF MORTGAGE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Short-term Debt [Line Items]
Year 1		$ 942,863
2021	$ 26,554,936	12,348,813
2022	21,515,852	5,651,859
2023	7,672,335	16,089,766
2024	10,447,888	28,770,832
Thereafter		23,124,898
Total	120,788,005	86,929,031
2025	28,902,297
Thereafter	25,694,697
Officeindustrial And Retail Notes Payable [Member]
Short-term Debt [Line Items]
Year 1		336,488
2021	16,385,688	3,581,868
2022	9,780,330	1,410,835
2023	1,493,749	10,368,843
2024	10,447,888	28,770,832
Thereafter		23,124,898
Total	92,704,649	67,593,764
2025	28,902,297
Thereafter	25,694,697
Model Home Properies Notes Payable [Member]
Short-term Debt [Line Items]
Year 1		606,375
2021	10,169,248	8,766,945
2022	11,735,522	4,241,024
2023	6,178,586	5,720,923
2024
Thereafter
Total	28,083,356	$ 19,335,267
2025
Thereafter